CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 25,495		$ 18,685		$ 72,284		$ 51,304		$ 111,568	$ (10,791)	$ 53,134
Net income (loss) attributable to Apergy	25,263		18,421		71,989		50,444		110,638	(12,642)	51,698
Foreign currency translation adjustments [Abstract]
Foreign currency translation adjustments	(515)	[1]	5,303	[1]	(9,080)	[1]	6,895	[1]	4,358	953	(11,691)
Pension and other post-retirement benefit plans:
Net actuarial gain arising during period					170				2,598	(123)	(485)
Prior service cost											(6)
Reclassification adjustment of net actuarial loss included in net income	86		67		181		199		257	234	221
Reclassification adjustment for settlement losses included in net income	353				353
Amortization of prior service costs included in net periodic pension cost									1	1	1
Total pension and other post-retirement benefit plans	439	[2]	67	[2]	704	[2]	199	[2]	2,856	112	(269)
Other comprehensive income (loss)	(76)		5,370		(8,376)		7,094		7,214	1,065	(11,960)
Comprehensive income	25,419		24,055		63,908		58,398
Comprehensive income attributable to noncontrolling interest	232		264		295		860		930	1,851	1,436
Comprehensive income (loss)	$ 25,187		$ 23,791		$ 63,613		$ 57,538		$ 117,852	$ (11,577)	$ 39,738

[1]	Net of income tax (expense) benefit of nil for the three and nine months ended September 30, 2018 and 2017.
[2]	Net of income tax (expense) benefit of $161 and $35 for the three months ended September 30, 2018 and 2017, respectively, and $123 and $102 for the nine months ended September 30, 2018 and 2017, respectively.